Related party transactions and Directors' remuneration - Narrative (Details) £ / shares in Units, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) shares director employee £ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£) employee shares	Dec. 31, 2021 USD ($)	May 04, 2022 £ / shares	Dec. 31, 2020 employee
Disclosure of transactions between related parties [line items]
Number of directors | employee	87,400		81,600			83,000
Sharesave
Disclosure of transactions between related parties [line items]
Number of options exercisable | shares	13,954,749
Ordinary shares
Disclosure of transactions between related parties [line items]
Par value per share (in GBP per share) | £ / shares	£ 0.25				£ 0.25
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 110.0		£ 18.0
Key management personnel and connected persons
Disclosure of transactions between related parties [line items]
Total commitments outstanding	0.5		0.6
Loans issued during the year	1.4		0.4
Directors
Disclosure of transactions between related parties [line items]
Total value of guarantees entered into on behalf of Directors	0.0	$ 0.0	0.0	$ 0.0
Loans issued during the year	0.2		0.2
Directors | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Notional contract amount	£ 0.0		£ 0.0
Directors and officers | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of directors | director	23
Number of shares issued and fully paid (in shares) | shares	15,944,986		17,876,352
Par value per share (in GBP per share) | £ / shares	£ 0.25
Percentage of ordinary share capital outstanding	0.11%
Directors and officers | Ordinary shares | Sharesave
Disclosure of transactions between related parties [line items]
Number of directors | director	11
Par value per share (in GBP per share) | £ / shares	£ 0.25
Number of options exercisable | shares	62,268		62,268
Strike price (in GBP per share) | £ / shares	£ 0.93